UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 3/31/2013

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 104.2%

Consumer Discretionary – 13.2%
Auto Components - 0.4%
China XD Plastics [1]	109,700	$438,800
Drew Industries	37,191	1,350,405
Gentex Corporation [2]	112,200	2,245,122
Minth Group	589,400	867,105

		4,901,432

Automobiles - 0.7%
Thor Industries [2]	100,200	3,686,358
Winnebago Industries [1]	222,500	4,592,400

		8,278,758

Distributors - 0.9%
Genuine Parts	5,200	405,600
LKQ Corporation [1]	368,000	8,007,680
Weyco Group	97,992	2,401,784

		10,815,064

Diversified Consumer Services - 1.2%
Career Education [1]	28,900	68,493
MegaStudy	37,150	2,377,386
Regis Corporation [2]	233,800	4,252,822
Sotheby’s [2,3]	161,500	6,041,715
Universal Technical Institute	110,432	1,394,756

		14,135,172

Hotels, Restaurants & Leisure - 0.4%
Ambassadors Group	32,100	138,351
Burger King Worldwide	35,800	683,780
CEC Entertainment	64,100	2,099,275
Krispy Kreme Doughnuts [1]	15,900	229,596
Lotto24 [1]	74,716	402,254
Net Holding [1]	142,000	193,854
Tak Sing Alliance Holdings	1,628,500	243,356
Tipp24 [1]	16,300	867,317

		4,857,783

Household Durables - 2.6%
Desarrolladora Homex ADR [1]	14,100	126,054
Ekornes	125,000	2,011,728
Ethan Allen Interiors	345,800	11,383,736
Hanssem	49,100	951,020
Harman International Industries [2]	144,900	6,466,887
Mohawk Industries [1,2,3]	83,900	9,490,768

		30,430,193

Internet & Catalog Retail - 0.4%
Manutan International	45,000	1,838,366
NutriSystem	37,100	314,608
Takkt	150,000	2,451,540

		4,604,514

Leisure Equipment & Products - 0.4%
Arctic Cat [1]	3,100	135,470
Beneteau [1]	175,000	1,776,645
Nautilus [1]	101,000	737,300
Shimano	32,000	2,610,719

		5,260,134

Media - 1.0%
Global Mediacom	4,044,000	967,564
Media Chinese International	2,650,000	1,001,292
Morningstar [2]	98,900	6,915,088
Pico Far East Holdings	4,985,000	1,791,698
Television Broadcasts	170,000	1,286,626

		11,962,268

Multiline Retail - 0.5%
Dollar Tree [1]	39,100	1,893,613
New World Department Store China	7,215,700	4,182,988

		6,076,601

Specialty Retail - 1.6%
Advance Auto Parts	5,500	454,575
Asahi Company	12,600	173,872
Ascena Retail Group [1,2]	118,600	2,200,030
bebe stores	22,400	93,408
Beter Bed Holding	49,300	903,060
Bonjour Holdings	2,292,000	366,127
Dickson Concepts (International)	934,300	529,584
GameStop Corporation Cl. A	2,200	61,534
Hour Glass (The)	400,000	596,606
Lewis Group	400,000	2,811,436
L’Occitane International	150,000	456,036
Luk Fook Holdings (International)	168,500	540,499
Oriental Watch Holdings	407,600	132,846
OSIM International	1,200,000	1,930,100
Sa Sa International Holdings	800,000	770,881
Stein Mart	167,800	1,406,164
Systemax	194,000	1,920,600
TravelCenters of America LLC [1]	21,600	207,144
USS	12,000	1,376,746
West Marine [1]	131,100	1,498,473
Wet Seal (The) Cl. A [1]	75,200	227,104

		18,656,825

Textiles, Apparel & Luxury Goods - 3.1%
Anta Sports Products	1,188,200	1,014,843
Carter’s [1,2,3]	204,100	11,688,807
Columbia Sportswear [2]	21,997	1,273,186
Daphne International Holdings	1,799,400	2,260,101
Gildan Activewear	20,000	798,200
Grendene	200,000	2,126,933
J.G. Boswell Company [4]	2,292	1,934,448
Makalot Industrial	345,000	1,292,200
Pacific Textiles Holdings	4,420,000	4,760,188
PVH	4,600	491,326
Stella International Holdings	415,700	1,247,761
Texwinca Holdings	1,628,300	1,717,964
Van de Velde	37,500	1,646,377
Wolverine World Wide [2]	107,400	4,765,338

		37,017,672

Total		156,996,416

Consumer Staples – 1.8%
Food & Staples Retailing - 0.3%
FamilyMart	76,000	3,467,573

Food Products - 1.5%
Alico	27,000	1,248,750
Amira Nature Foods [1]	116,161	919,995
Cal-Maine Foods	32,748	1,393,755
First Resources	981,700	1,448,390
Industrias Bachoco ADR	3,000	96,330
Seneca Foods Cl. A [1]	110,000	3,632,200
Seneca Foods Cl. B [1]	13,251	434,633
Super Group	480,000	1,509,252
Tootsie Roll Industries	250,521	7,493,075
Waterloo Investment Holdings [1,5]	598,676	81,899

		18,258,279

Total		21,725,852

Diversified Investment Companies – 0.6%
Closed-End Funds - 0.6%
British Empire Securities and General Trust	174,909	1,322,183
Central Fund of Canada Cl. A [2,3]	259,800	5,032,326
RIT Capital Partners	51,158	942,112

Total		7,296,621

Energy – 5.5%
Energy Equipment & Services - 4.4%
Cal Dive International [1]	456,250	821,250
CARBO Ceramics [2]	10,300	938,021
Era Group [1,3]	132,866	2,790,186
Helmerich & Payne [2,3]	133,400	8,097,380
ION Geophysical [1]	361,500	2,461,815
Mitcham Industries [1]	46,800	791,856
Oil States International [1,2,3]	101,123	8,248,603
Pason Systems	115,500	2,014,727
SEACOR Holdings [2,3]	105,575	7,778,766
ShawCor	42,400	1,796,488
Steel Excel [1,4]	156,880	4,257,723
Superior Energy Services [1,2]	74,300	1,929,571
TGS-NOPEC Geophysical	55,700	2,098,018
Tidewater	64,300	3,247,150
Trican Well Service	211,600	3,103,647
Unit Corporation [1]	44,200	2,013,310

		52,388,511

Oil, Gas & Consumable Fuels - 1.1%
Africa Oil [1]	74,800	528,685
Bill Barrett [1,2]	50,000	1,013,500
Cheniere Energy [1]	54,800	1,534,400
Cimarex Energy [2]	61,300	4,624,472
Contango Oil & Gas	12,300	493,107
Green Plains Renewable Energy [1]	65,100	744,744
Lundin Petroleum [1]	24,100	521,457
Resolute Energy [1,2]	233,334	2,685,674

		12,146,039

Total		64,534,550

Financials – 17.0%
Capital Markets - 8.8%
Affiliated Managers Group [1,2,3]	44,000	6,757,080
AllianceBernstein Holding L.P. [2,3]	329,000	7,205,100
AP Alternative Assets L.P. [1]	156,000	2,745,600
Artio Global Investors Cl. A [1]	433,000	1,177,760
ASA Gold and Precious Metals	190,501	3,669,049
Ashmore Group	756,000	4,020,464
Aurelius	5,100	327,853
Cowen Group [1]	1,274,458	3,593,972
Dubai Investments	8,900,000	2,241,356
Eaton Vance [2]	85,300	3,568,099
FBR & Co. [1]	144,050	2,726,866
Federated Investors Cl. B [2]	330,300	7,818,201
GAMCO Investors Cl. A	80,575	4,279,338
GIMV	35,000	1,749,278
Jupiter Fund Management	75,000	373,329
KKR & Co. L.P.	415,000	8,017,800
Lazard Cl. A	179,800	6,136,574
MVC Capital	254,200	3,261,386
Oppenheimer Holdings Cl. A	75,000	1,460,250
Paris Orleans	226,496	5,167,946
Partners Group Holding	10,200	2,517,497
Reinet Investments [1]	164,948	3,194,839
Reinet Investments DR [1]	500,000	998,880
SEI Investments	298,100	8,600,185
Sprott	1,045,600	3,602,501
Value Partners Group	4,167,800	2,700,663
Waddell & Reed Financial Cl. A [2]	139,300	6,098,554
Westwood Holdings Group	23,460	1,042,328

		105,052,748

Commercial Banks - 1.8%
Bank of N.T. Butterfield & Son	1,784,161	2,426,459
BCB Holdings [1]	309,426	94,031
Farmers & Merchants Bank of Long Beach	1,200	5,880,000
Fauquier Bankshares	160,800	1,944,072
First Citizens BancShares Cl. A	45,527	8,317,783
Mechanics Bank	200	2,600,000

		21,262,345

Diversified Financial Services - 1.3%
Banca Finnat Euramerica	1,060,000	361,430
Leucadia National	57,000	1,563,510
Moody’s Corporation	9,900	527,868
Pargesa Holding	4,300	291,936
PICO Holdings [1]	67,500	1,498,500
RHJ International [1]	622,500	2,952,423
Sofina	89,000	8,042,973

		15,238,640

Insurance - 2.6%
Alleghany Corporation [1,2]	10,399	4,117,172
Berkley (W.R.)	6,000	266,220
E-L Financial	18,000	9,146,272
Erie Indemnity Cl. A [2]	50,000	3,776,500
Independence Holding Company	349,423	3,557,126
Platinum Underwriters Holdings	91,900	5,128,939
Primerica	145,000	4,753,100

		30,745,329

Real Estate Investment Trusts (REITs) - 0.0%
Vestin Realty Mortgage II [1]	214,230	257,076

Real Estate Management & Development - 2.1%
CBRE Group Cl. A [1,2]	24,200	611,050
Consolidated-Tomoka Land	62,444	2,450,927
E-House China Holdings ADR	551,504	2,564,494
Forestar Group [1,2]	102,000	2,229,720
Kennedy-Wilson Holdings	191,000	2,962,410
Midland Holdings	3,656,600	1,615,724
St. Joe Company (The) [1,2,3]	167,000	3,548,750
Tejon Ranch [1]	279,900	8,335,422

		24,318,497

Thrifts & Mortgage Finance - 0.4%
CFS Bancorp	150,000	1,186,500
Timberland Bancorp [6]	444,200	3,642,440

		4,828,940

Total		201,703,575

Health Care – 6.5%
Biotechnology - 0.3%
Genomic Health [1]	40,000	1,131,200
Green Cross	12,000	1,671,760
Myriad Genetics [1]	47,150	1,197,610

		4,000,570

Health Care Equipment & Supplies - 2.0%
Abaxis [2]	15,800	747,656
Allied Healthcare Products [1]	140,512	372,357
Analogic Corporation [2]	43,335	3,424,332
AngioDynamics [1,2]	35,050	400,622
Atrion Corporation	15,750	3,023,843
bioMerieux	17,000	1,603,198
Carl Zeiss Meditec	50,000	1,580,842
CONMED Corporation	81,500	2,775,890
DiaSorin	50,000	1,749,726
IDEXX Laboratories [1,2]	40,201	3,714,170
Kossan Rubber Industries	647,568	736,134
Nihon Kohden	20,100	707,829
Straumann Holding	15,000	2,020,963
Top Glove	475,000	828,355
Urologix [1]	142,648	78,456

		23,764,373

Health Care Providers & Services - 0.7%
Accretive Health [1]	160,000	1,625,600
Landauer [2]	75,500	4,256,690
MWI Veterinary Supply [1,2]	10,000	1,322,600
Schein (Henry) [1]	6,500	601,575
VCA Antech [1,2]	35,600	836,244

		8,642,709

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories Cl. A [1]	20,888	2,631,888
EPS Corporation	1,224	1,816,463
PAREXEL International [1]	312,400	12,342,924
PerkinElmer [2]	185,800	6,250,312
Techne Corporation	10,800	732,780

		23,774,367

Pharmaceuticals - 1.5%
Adcock Ingram Holdings	389,000	2,563,213
Almirall	175,000	2,187,158
Boiron	55,000	2,850,387
Hi-Tech Pharmacal	17,700	586,047
Kalbe Farma	4,000,000	510,419
Recordati	300,000	2,714,960
Santen Pharmaceutical	58,500	2,706,406
Vetoquinol	50,000	1,640,769
Virbac	6,000	1,382,092

		17,141,451

Total		77,323,470

Industrials – 28.6%
Aerospace & Defense - 1.8%
AeroVironment [1]	13,000	235,690
Alliant Techsystems [2]	7,200	521,496
Cubic Corporation	45,454	1,941,795
Ducommun [1]	117,200	2,319,388
HEICO Corporation [2,3]	210,351	9,131,337
HEICO Corporation Cl. A	64,647	2,218,039
Hexcel Corporation [1]	47,500	1,377,975
Moog Cl. A [1]	25,000	1,145,750
Teledyne Technologies [1]	35,630	2,794,817

		21,686,287

Air Freight & Logistics - 1.9%
Air Transport Services Group [1,2]	50,000	291,500
Expeditors International of Washington	167,200	5,970,712
Forward Air	209,750	7,821,577
Hub Group Cl. A [1,2,3]	149,400	5,745,924
UTi Worldwide	175,000	2,534,000

		22,363,713

Building Products - 1.2%
American Woodmark [1]	123,335	4,197,090
Apogee Enterprises [2]	40,600	1,175,370
Burnham Holdings Cl. B [4]	36,000	622,800
Simpson Manufacturing	275,300	8,426,933

		14,422,193

Commercial Services & Supplies - 2.3%
Brink’s Company (The)	206,320	5,830,603
CompX International Cl. A	185,300	2,347,751
Copart [1]	149,780	5,134,458
Kaba Holding	4,000	1,556,937
Kimball International Cl. B	286,180	2,592,791
Moshi Moshi Hotline	23,900	339,960
Ritchie Bros. Auctioneers [2,3]	297,800	6,462,260
Tetra Tech [1]	106,600	3,250,234

		27,514,994

Construction & Engineering - 2.0%
EMCOR Group	199,400	8,452,566
Integrated Electrical Services [1]	351,960	2,245,505
Jacobs Engineering Group [1,2]	92,000	5,174,080
KBR	180,000	5,774,400
Northwest Pipe [1]	14,200	397,316
Raubex Group	423,700	898,519

		22,942,386

Electrical Equipment - 3.4%
AZZ	50,299	2,424,412
Belden	57,800	2,985,370
Elektrobudowa	16,392	621,557
Franklin Electric	209,200	7,022,844
Global Power Equipment Group	97,582	1,719,395
GrafTech International [1]	688,987	5,291,420
Graphite India	250,000	365,686
Hubbell Cl. B [2]	7,000	679,770
Powell Industries [1]	95,653	5,028,478
Preformed Line Products	91,600	6,409,252
Regal-Beloit	100,000	8,156,000

		40,704,184

Industrial Conglomerates - 0.6%
Carlisle Companies [2]	10,400	705,016
Raven Industries [2]	199,000	6,688,390

		7,393,406

Machinery - 9.2%
Armstrong Industrial	1,514,500	366,308
Astec Industries	21,700	757,981
Burckhardt Compression Holding	14,400	5,388,813
CB Industrial Product Holding	189,000	153,202
Chen Hsong Holdings	1,523,000	533,660
CLARCOR [2]	92,500	4,845,150
Columbus McKinnon [1]	93,900	1,807,575
Crane Company	6,700	374,262
Donaldson Company [2,3]	185,600	6,716,864
EVA Precision Industrial Holdings	3,476,000	528,393
FAG Bearings India	29,500	797,884
Gardner Denver	4,300	322,973
Graco	116,376	6,753,299
Haitian International Holdings	675,000	1,050,428
IDEX Corporation	67,400	3,600,508
Kennametal [2,3]	209,500	8,178,880
Lincoln Electric Holdings	205,985	11,160,267
NN [1]	197,100	1,864,566
Nordson Corporation	74,296	4,899,821
Pfeiffer Vacuum Technology	10,000	1,103,033
PMFG [1]	388,352	2,396,132
Rational	5,500	1,652,209
RBC Bearings [1]	47,000	2,376,320
Rotork	30,000	1,323,744
Sarin Technologies	1,018,600	1,157,920
Semperit AG Holding	70,000	2,700,860
Spirax-Sarco Engineering	50,000	2,041,381
Sun Hydraulics	8,600	279,586
Timken Company (The)	33,400	1,889,772
Valmont Industries	47,900	7,533,233
WABCO Holdings [1]	103,800	7,327,242
Wabtec Corporation	85,925	8,773,802
Woodward [2,3]	220,700	8,775,032

		109,431,100

Marine - 0.6%
Clarkson	28,600	675,745
Kirby Corporation [1,2,3]	85,100	6,535,680

		7,211,425

Professional Services - 3.4%
Advisory Board (The) [1,2,3]	185,000	9,716,200
CRA International [1]	64,187	1,435,863
Equifax	5,600	322,504
Heidrick & Struggles International	278,831	4,168,523
JobStreet Corporation	723,400	654,132
ManpowerGroup	84,400	4,787,168
Michael Page International	350,000	2,243,164
Nihon M&A Center	67,300	2,963,388
On Assignment [1]	375,400	9,501,374
Robert Half International	63,872	2,397,116
Towers Watson & Company Cl. A	20,200	1,400,264
TrueBlue [1]	43,000	909,020

		40,498,716

Road & Rail - 1.1%
Landstar System [2,3]	99,400	5,674,746
Patriot Transportation Holding [1]	212,958	5,924,492
Universal Truckload Services [1]	68,916	1,607,810

		13,207,048

Trading Companies & Distributors - 1.0%
AerCap Holdings [1,2]	45,000	695,250
Lawson Products [1]	161,431	2,837,957
MISUMI Group	95,000	2,617,836
MSC Industrial Direct Cl. A [2]	60,348	5,176,651

		11,327,694

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [1]	68,400	1,006,848

Total		339,709,994

Information Technology – 20.3%
Communications Equipment - 1.3%
AAC Technologies Holdings	177,600	853,390
ADTRAN [2]	175,200	3,442,680
Bel Fuse Cl. A	36,672	506,073
Cogo Group [1]	87,715	173,676
Comba Telecom Systems Holdings [1]	450,000	152,463
Comtech Telecommunications [2]	30,000	728,400
EVS Broadcast Equipment	35,000	2,245,931
Globecomm Systems [1]	183,700	2,206,237
Plantronics	4,300	190,017
Sonus Networks [1]	1,124,000	2,911,160
Tellabs	700,000	1,463,000
VTech Holdings	47,050	574,900

		15,447,927

Computers & Peripherals - 1.0%
Asustek Computer	50,000	594,432
Catcher Technology	84,600	379,112
Diebold	251,600	7,628,512
Immersion Corporation [1]	44,300	520,082
STEC [1]	375,500	1,659,710
Western Digital [2]	18,300	920,124

		11,701,972

Electronic Equipment, Instruments & Components - 8.6%
Agilysys [1]	175,125	1,740,743
Anixter International [2]	61,795	4,320,706
Benchmark Electronics [1,2]	165,200	2,976,904
Broadway Industrial Group	945,600	259,204
Chroma Ate	219,982	529,678
Cognex Corporation	69,800	2,942,070
Coherent	196,000	11,121,040
Dolby Laboratories Cl. A [2]	152,100	5,104,476
Domino Printing Sciences	185,000	1,796,217
DTS [1]	207,000	3,442,410
FARO Technologies [1,2]	43,600	1,891,804
FEI Company [2]	92,400	5,964,420
FLIR Systems	262,900	6,838,029
Hana Microelectronics	708,100	610,535
Hollysys Automation Technologies [1]	51,227	624,457
Inficon Holding	1,100	324,450
IPG Photonics [2,3]	72,320	4,802,771
Maxwell Technologies [1]	53,000	285,670
Molex [2]	72,600	2,125,728
National Instruments	251,850	8,248,088
Newport Corporation [1]	523,500	8,857,620
Perceptron	357,700	2,582,594
Plexus Corporation [1]	176,100	4,280,991
Richardson Electronics	372,332	4,415,858
Rofin-Sinar Technologies [1]	297,200	8,051,148
Tech Data [1,2,3]	67,800	3,092,358
TTM Technologies [1,2]	211,400	1,606,640
Vaisala Cl. A	135,820	3,422,825

		102,259,434

Internet Software & Services - 1.4%
Akamai Technologies [1]	15,700	554,053
comScore [1]	130,000	2,181,400
QuinStreet [1]	102,428	611,495
RealNetworks [1]	29,350	226,289
ValueClick [1]	145,000	4,284,750
VeriSign [1]	23,000	1,087,440
Vistaprint [1,2,3]	187,000	7,229,420

		16,174,847

IT Services - 2.7%
Convergys Corporation	121,000	2,060,630
CSE Global	1,792,100	1,249,782
eClerx Services	35,900	397,641
Fiserv [1]	3,000	263,490
Hackett Group	655,000	2,993,350
ManTech International Cl. A	35,400	951,198
MAXIMUS	94,200	7,533,174
MoneyGram International [1,2]	164,962	2,985,812
NeuStar Cl. A [1]	29,287	1,362,724
Sapient Corporation [1]	706,602	8,613,478
Sykes Enterprises [1]	99,524	1,588,403
Unisys Corporation [1]	94,000	2,138,500

		32,138,182

Office Electronics - 0.1%
Zebra Technologies Cl. A [1,2]	23,058	1,086,724

Semiconductors & Semiconductor Equipment - 3.6%
Aixtron ADR	79,858	1,170,718
Analog Devices [2]	27,300	1,269,177
ASM Pacific Technology	15,000	164,927
ATMI [1]	118,815	2,665,020
Cabot Microelectronics [1]	35,209	1,223,513
Diodes [1]	252,450	5,296,401
Exar Corporation [1]	157,576	1,654,548
Integrated Silicon Solution [1]	190,700	1,748,719
International Rectifier [1]	330,000	6,979,500
Intersil Corporation Cl. A [2]	190,000	1,654,900
Miraial	26,170	466,492
MKS Instruments	83,800	2,279,360
Nanometrics [1,2]	150,800	2,176,044
Power Integrations [2]	49,000	2,127,090
RDA Microelectronics ADR	72,000	666,000
Teradyne [1,2,3]	239,600	3,886,312
TriQuint Semiconductor [1]	798,100	4,030,405
Veeco Instruments [1,2]	90,600	3,472,698

		42,931,824

Software - 1.6%
ACI Worldwide [1,2,3]	131,150	6,407,989
ANSYS [1,2,3]	105,600	8,597,952
Aspen Technology [1]	42,100	1,359,409
Blackbaud [2]	31,400	930,382
SimCorp	6,650	1,783,577
TeleNav [1]	33,597	216,701

		19,296,010

Total		241,036,920

Materials – 7.7%
Chemicals - 1.4%
Cabot Corporation [2]	61,800	2,113,560
Hawkins	86,178	3,442,811
Huchems Fine Chemical	60,756	1,321,495
Intrepid Potash [2]	120,366	2,258,066
KMG Chemicals	21,574	419,398
LSB Industries [1]	46,910	1,631,530
Minerals Technologies [2]	63,360	2,630,074
Tronox Cl. A	23,500	465,535
Valspar Corporation (The)	2,800	174,300
Victrex	70,000	1,765,601
W.R. Grace & Co. [1,2]	8,700	674,337

		16,896,707

Construction Materials - 1.1%
Ash Grove Cement Cl. B [4]	50,518	9,244,794
Cemex ADR [1,2,3]	87,400	1,067,154
Eternit	120,000	529,110
Mardin Cimento Sanayii	600,000	1,777,483

		12,618,541

Containers & Packaging - 0.9%
Greif Cl. A [2]	90,844	4,871,055
Mayr-Melnhof Karton	52,500	5,749,197

		10,620,252

Metals & Mining - 4.3%
Allied Nevada Gold [1,2]	16,900	278,174
AuRico Gold [1]	132,000	830,280
Central Steel & Wire [4]	6,062	4,243,400
Endeavour Mining [1]	300,000	442,979
Fresnillo	22,500	463,584
Gabriel Resources [1]	550,000	1,310,233
Globe Specialty Metals	45,600	634,752
Hecla Mining	300,000	1,185,000
Hochschild Mining	400,000	1,664,709
IAMGOLD Corporation	210,000	1,512,000
Kimber Resources [1]	560,000	106,400
Kinross Gold	24,600	195,078
Kirkland Lake Gold [1]	90,000	476,645
Maharashtra Seamless	472,300	1,955,244
Major Drilling Group International	406,600	3,622,316
Medusa Mining	348,000	1,557,978
Pan American Silver	243,730	3,992,297
Pretium Resources [1]	161,000	1,275,120
Reliance Steel & Aluminum [2,3]	172,120	12,249,780
Saracen Mineral Holdings [1]	200,600	59,524
Schnitzer Steel Industries Cl. A [2]	100,000	2,666,000
Sims Metal Management ADR	219,167	2,292,487
Synalloy Corporation	178,800	2,481,744
Village Main Reef	986,600	120,169
Worthington Industries	185,000	5,731,300

		51,347,193

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [5]	3,296,000	175,276

Total		91,657,969

Telecommunication Services – 0.6%
Wireless Telecommunication Services - 0.6%
Telephone and Data Systems	338,270	7,127,349

Total		7,127,349

Miscellaneous[7] – 2.4%
Total		28,070,356

TOTAL COMMON STOCKS
(Cost $911,321,362)		1,237,183,072

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [1,5]
(Cost $796,468)	55,000	1,634,490

REPURCHASE AGREEMENT – 8.7%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $103,389,379 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$105,460,413)
(Cost $103,388,000)		103,388,000

TOTAL INVESTMENTS – 113.0%
(Cost $1,015,505,830)		1,342,205,562

LIABILITIES LESS CASH
AND OTHER ASSETS – (13.0)%		(154,238,930)

NET ASSETS – 100.0%		$1,187,966,632

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2013. Total market value of pledged securities at March 31, 2013, was $346,439,104.

[3]	At March 31, 2013, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $147,502,340.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At March 31, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2013 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,017,214,357. At March 31, 2013, net unrealized appreciation for all securities was $324,991,205, consisting of aggregate gross unrealized appreciation of $399,515,277 and aggregate gross unrealized depreciation of $74,524,072. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,216,622,732	$20,303,165	$257,175	$1,237,183,072
Preferred Stocks	–	–	1,634,490	1,634,490
Cash Equivalents	–	103,388,000	–	103,388,000

     For the three months ended March 31, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $222,870,699 were transferred from Level 2 to Level 1 within the fair value hierarchy.

     Level 3 Reconciliation:

		Realized and Unrealized
	Balance as of 12/31/12	Gain (Loss)	Balance as of 3/31/13
Common Stocks	$263,067	$(5,892)	$257,175
Preferred Stocks	1,504,800	129,690	1,634,490

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a $150,000,000 revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2013:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/12	12/31/12	Purchases	Sales	Gain (Loss)	Income	3/31/13	3/31/13
Timberland Bancorp	444,200	$3,082,748	–	–	–	$13,326	444,200	$3,642,440
		$3,082,748				$13,326		$3,642,440

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 28, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 28, 2013